SCHEDULE OF RECONCILIATION OF EXPECTED INCOME TAX RECOVERY TO ACTUAL INCOME TAX RECOVERY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Loss before income taxes	$ (36,410,469)	$ (9,359,605)
Statutory tax rate	26.50%	26.50%
Expected income tax recovery at the statutory tax rate	$ (9,648,774)	$ (2,480,295)
Permanent differences and other	7,227	(6)
Stock based payment	(2,378,349)	334,401
Fair value adjustment on warrants	2,127,716	1,681,507
Change in estimates and other	(520,103)
Differences in foreign tax rates	360,345	34,131
Acquisition loss on RTO	7,731,220
Change in deferred tax assets not recognized	2,320,718	430,261
Income tax recovery